Financial Instruments - Fair Values and Risk Management - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	€ 18,523	€ 19,503
Lease liabilities	61,340	65,854
Bank overdrafts and short-term borrowings	29,254	36,147
Trade and other payables	112,721	120,668
Losses on derivative financial instruments	66	691
Total financial liabilities	221,904	242,863
Less than 2 months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	577	774
Lease liabilities	1,895	1,889
Bank overdrafts and short-term borrowings	29,254	36,147
Trade and other payables	34,322	31,453
Losses on derivative financial instruments	66	691
Total financial liabilities	66,114	70,954
2 to 12 months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	6,015	3,981
Lease liabilities	11,509	11,241
Trade and other payables	78,399	89,215
Total financial liabilities	95,923	104,437
1 to 2 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	4,124	5,935
Lease liabilities	10,190	12,760
Total financial liabilities	14,314	18,695
2 to 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	5,534	6,006
Lease liabilities	24,926	25,659
Total financial liabilities	30,460	31,665
More than 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term borrowings	2,273	2,807
Lease liabilities	12,820	14,305
Total financial liabilities	€ 15,093	€ 17,112